Convertible note (Details) - $ / shares	1 Months Ended	12 Months Ended
	Jun. 29, 2023	Dec. 31, 2023
Convertible note
Risk-free interest rate	5.419%	4.77%
Expected life	1 year	6 months
Share price	$ 2.68	$ 1.19
Volatility	142.00%	135.00%